VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxxxx4003			XXXX	Application Date	complianceDetailPage	XXXX	XXXX	Application date updated as per initial 1003